Segment Information - Schedule of Presents Revenue Geographic Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 18,149,244	$ 16,732,688	$ 11,374,257
PRC [Member]
Segment Reporting Information [Line Items]
Total revenues	8,237,285	11,056,162	11,345,810
Japan [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 9,911,959	$ 5,676,526	$ 28,447